Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esq.

202.419.8409

jburt@stradley.com

June 15, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Wilmington Funds (the “Registrant”)
Registration Statement on Form N-14

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended, (the “1933 Act”), submitted electronically via EDGAR, please find a registration statement on Form N-14 (the “Registration Statement”) of the Registrant. The Registration Statement is being filed to register Class A and Class I shares of beneficial interest, without par value, of the Wilmington Broad Market Bond Fund (the “Fund”), a series of the Registrant.

In accordance with Rule 488 under the 1933 Act, it is anticipated that the Registration Statement will become effective automatically on July 15, 2021.

The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the 1933 Act. Therefore, no filing fee is due at this time.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Cillian M. Lynch, Esq. at (202) 419-8416.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership